                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5769

                         Van Kampen High Income Trust II
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/04

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


VAN KAMPEN HIGH INCOME TRUST II

PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2004 (UNAUDITED)



PAR
AMOUNT
(000)   DESCRIPTION                                                             COUPON         MATURITY               VALUE
        CORPORATE BONDS    170.2%
        BROADCASTING    3.1%
$ 125   Granite Broadcasting Corp.                                               9.750 %       12/01/10       $            116,250
  220   Salem Communications Corp.                                               7.750         12/15/10                    233,200
  795   TV Azteca SA (Mexico)                                                   10.500         02/15/07                    814,875
                                                                                                                -------------------
                                                                                                                         1,164,325
                                                                                                                -------------------

        CABLE    7.7%
  425   Cablevision Systems Corp., 144A - Private Placement (a) (b)              5.670         04/01/09                    444,125
  755   Charter Communications Holdings LLC                                      9.625         11/15/09                    598,337
  115   DirecTV Holdings LLC                                                     8.375         03/15/13                    131,387
  635   Echostar DBS Corp.                                                       6.375         10/01/11                    646,112
  395   Kabel Deutschland GmbH, 144A - Private Placement (Germany) (a)          10.625         07/01/14                    432,525
  635   PanAmSat Corp., 144A - Private Placement (a)                             9.000         08/15/14                    663,575
                                                                                                                -------------------
                                                                                                                         2,916,061
                                                                                                                -------------------

        CHEMICALS    13.0%
  460   Equistar Chemicals LP                                                   10.125         09/01/08                    520,950
  250   Equistar Chemicals LP                                                   10.625         05/01/11                    286,250
  180   FMC Corp.                                                               10.250         11/01/09                    211,050
  145   Huntsman Advanced Materials LLC, 144A - Private Placement (a)           11.000         07/15/10                    168,925
  200   Innophos, Inc.,144A - Private Placement (a)                              8.875         08/15/14                    214,000
  145   ISP Chemco, Inc.                                                        10.250         07/01/11                    162,400
  675   ISP Holdings, Inc.                                                      10.625         12/15/09                    745,875
  105   Koppers, Inc.                                                            9.875         10/15/13                    116,550
  570   Lyondell Chemical Co.                                                   10.500         06/01/13                    661,200
   40   Millennium America, Inc.                                                 7.000         11/15/06                     41,700
  385   Millennium America, Inc.                                                 9.250         06/15/08                    426,387
  395   Nalco Co.                                                                7.750         11/15/11                    420,675
  365   Rhodia SA (France)                                                       8.875         06/01/11                    319,375
  445   Rockwood Specialties Group, Inc.                                        10.625         05/15/11                    491,725
  101   Westlake Chemical Corp.                                                  8.750         07/15/11                    113,877
                                                                                                                -------------------
                                                                                                                         4,900,939
                                                                                                                -------------------

        CONSUMER PRODUCTS    3.7%
  200   Amscan Holdings, Inc., 144A - Private Placement (a)                      8.750         05/01/14                    205,000
  155   Oxford Industrials, Inc., 144A - Private Placement (a)                   8.875         06/01/11                    168,950
  620   Phillips Van-Heusen Corp.                                                7.250         02/15/11                    647,900




  235   Rayovac Corp.                                                            8.500         10/01/13                    256,150
  116   Tempur Pedic, Inc.                                                      10.250         08/15/10                    132,530
                                                                                                                -------------------
                                                                                                                         1,410,530
                                                                                                                -------------------

        DIVERSIFIED MEDIA    10.7%
  604   Advanstar Communications, Inc. (b)                                       9.220         08/15/08                    631,075
  485   Alliance Atlantis Communications, Inc. (Canada)                         13.000         12/15/09                    526,831
  550   CanWest Media, Inc. (Canada)                                            10.625         05/15/11                    628,375
  485   Houghton Mifflin Co.                                                     9.875         02/01/13                    511,675
  465   Marquee, Inc., 144A - Private Placement (a) (b)                          5.970         08/15/10                    481,275
  140   Marquee, Inc., 144A - Private Placement (a)                              8.625         08/15/12                    149,100
  111   PEI Holdings, Inc.                                                      11.000         03/15/10                    129,454
  640   Primedia, Inc.                                                           8.875         05/15/11                    643,200
  295   Vertis, Inc.                                                             9.750         04/01/09                    318,600
                                                                                                                -------------------
                                                                                                                         4,019,585
                                                                                                                -------------------

        ENERGY    16.5%
  245   BRL Universal Equipment                                                  8.875         02/15/08                    262,150
  340   CHC Helicopter Corp. (Canada)                                            7.375         05/01/14                    356,150
  160   Citgo Petroleum Corp.                                                   11.375         02/01/11                    189,200
  670   El Paso Production Holding Co.                                           7.750         06/01/13                    675,025
  640   Frontier Oil Corp., 144A - Private Placement (a) (c)                     6.625         10/01/11                    651,200
  285   Gulfterra Energy Partners LP                                            10.625         12/01/12                    359,100
   72   Gulfterra Energy Partners LP, Ser B                                      8.500         06/01/10                     84,150
   70   Hanover Compressor Co.                                                   8.625         12/15/10                     76,300
  285   Hanover Compressor Co.                                                   9.000         06/01/14                    314,212
  275   Hanover Equipment Trust                                                  8.500         09/01/08                    297,000
  120   Hanover Equipment Trust                                                  8.750         09/01/11                    131,700
  410   Hilcorp Energy Finance Corp., 144A - Private Placement (a)              10.500         09/01/10                    456,125
  140   Magnum Hunter Resources, Inc.                                            9.600         03/15/12                    158,900
  275   Pacific Energy Partners, 144A - Private Placement (a)                    7.125         06/15/14                    299,062
  615   Plains Exploration & Production Co., 144A - Private Placement (a)        7.125         06/15/14                    662,662
  227   Port Arthur Finance Corp.                                               12.500         01/15/09                    265,122
  135   Tesoro Petroleum Corp.                                                   9.625         04/01/12                    156,937
  760   Vintage Petroleum, Inc.                                                  7.875         05/15/11                    817,000
                                                                                                                -------------------
                                                                                                                         6,211,995
                                                                                                                -------------------

        FINANCIAL    1.5%
  510   Refco Finance Holdings LLC, 144A - Private Placement (a)                 9.000         08/01/12                    546,975
                                                                                                                -------------------

        FOOD & DRUG    4.0%
  510   Delhaize America, Inc.                                                   8.125         04/15/11                    584,982
  115   Jean Coutu Group (PJC), Inc., 144A - Private Placement (Canada) (a)      7.625         08/01/12                    117,587
  530   Jean Coutu Group (PJC), Inc., 144A - Private Placement (Canada) (a)      8.500         08/01/14                    528,675
1,180   Jitney-Jungle Stores America, Inc. (d) (e) (f)                          12.000         03/01/06                          0
  270   Rite Aid Corp.                                                           8.125         05/01/10                    284,850



                                                                                                                -------------------
                                                                                                                         1,516,094
                                                                                                                -------------------

        FOOD & TOBACCO    8.1%
  550   Constellation Brands, Inc.                                               8.000         02/15/08                    608,437
  255   Michael Foods, Inc.                                                      8.000         11/15/13                    268,387
  155   Pilgrim's Pride Corp.                                                    9.250         11/15/13                    171,275
  570   Pilgrim's Pride Corp.                                                    9.625         09/15/11                    641,250
  465   Smithfield Foods, Inc.                                                   7.625         02/15/08                    498,712
  760   Smithfield Foods, Inc.                                                   8.000         10/15/09                    841,700
                                                                                                                -------------------
                                                                                                                         3,029,761
                                                                                                                -------------------

        FOREST PRODUCTS    13.3%
  755   Abitibi-Consolidated, Inc. (Canada)                                      6.000         06/20/13                    698,375
  245   Abitibi-Consolidated, Inc. (Canada)                                      8.550         08/01/10                    263,987
  410   Georgia-Pacific Corp.                                                    8.875         02/01/10                    481,750
  575   Graphic Packaging International, Inc.                                    9.500         08/15/13                    659,812
  415   MDP Acquisitions PLC (Ireland)                                           9.625         10/01/12                    471,025
  175   Norampac, Inc. (Canada)                                                  6.750         06/01/13                    183,312
1,020   Owens-Brockway Glass Containers, Inc.                                    8.875         02/15/09                  1,114,350
  365   Pliant Corp.                                                            13.000         06/01/10                    315,725
  790   Tembec Industries, Inc. (Canada)                                         7.750         03/15/12                    797,900
                                                                                                                -------------------
                                                                                                                         4,986,236
                                                                                                                -------------------

        GAMING & LEISURE    17.1%
  325   Caesars Entertainment                                                    8.875         09/15/08                    371,312
  690   Harrahs Operating Co., Inc.                                              7.875         12/15/05                    730,537
  215   Hilton Hotels Corp.                                                      7.625         12/01/12                    251,012
  129   HMH Properties, Inc.                                                     7.875         08/01/08                    133,354
  200   Host Marriott LP                                                         7.125         11/01/13                    211,000
  500   Intrawest Corp., 144A - Private Placement (Canada) (a) (c)               7.500         10/15/13                    520,625
  810   Isle of Capri Casinos, Inc.                                              7.000         03/01/14                    818,100
  115   MGM Mirage, Inc.                                                         5.875         02/27/14                    111,263
  800   MGM Mirage, Inc.                                                         6.000         10/01/09                    815,000
   30   MGM Mirage, Inc., 144A - Private Placement (a)                           6.000         10/01/09                     30,563
  645   Mohegan Tribal Gaming Authority, 144A - Private Placement (a)            7.125         08/15/14                    678,863
  380   Park Place Entertainment Corp.                                           7.875         12/15/05                    400,900
  800   Starwood Hotels & Resorts Worldwide, Inc.                                7.375         05/01/07                    866,000
  465   Station Casinos, Inc.                                                    6.000         04/01/12                    478,950
                                                                                                                -------------------
                                                                                                                         6,417,479
                                                                                                                -------------------

        HEALTHCARE    10.4%
  485   AmerisourceBergen Corp.                                                  8.125         09/01/08                    540,775
  845   Extendicare Health Services, Inc.                                        6.875         05/01/14                    866,125
  295   Fisher Scientific International, Inc.                                    8.125         05/01/12                    330,400
  125   Fisher Scientific International, Inc., 144A - Private Placement (a)      6.750         08/15/14                    131,875
  410   Fresenius Medical Care Capital Trust II                                  7.875         02/01/08                    448,950
  180   Fresenius Medical Care Capital Trust IV                                  7.875         06/15/11                    200,700
   65   National Nephrology Associates, Inc., 144A - Private Placement (a)       9.000         11/01/11                     75,481
  305   Team Health, Inc., 144A - Private Placement (a)                          9.000         04/01/12                    305,000



  325   Tenet Healthcare Corp., 144A - Private Placement (a)                     9.875         07/01/14                    341,250
  140   VWR International, Inc., 144A - Private Placement (a)                    6.875         04/15/12                    147,000
  485   VWR International, Inc., 144A - Private Placement (a)                    8.000         04/15/14                    515,313
                                                                                                                -------------------
                                                                                                                         3,902,869
                                                                                                                -------------------

        HOUSING    8.8%
   59   CB Richard Ellis Service, Inc.                                           9.750         05/15/10                     67,113
  405   CB Richard Ellis Service, Inc.                                          11.250         06/15/11                    474,863
  465   Interface, Inc.                                                          9.500         02/01/14                    483,600
  455   Nortek Holdings, Inc., 144A - Private Placement (a)                      8.500         09/01/14                    478,888
  650   Ply Gem Industries, Inc., 144A - Private Placement (a)                   9.000         02/15/12                    651,625
  480   Technical Olympic USA, Inc.                                              9.000         07/01/10                    528,000
  215   Technical Olympic USA, Inc.                                              9.000         07/01/10                    236,500
  230   Technical Olympic USA, Inc.                                             10.375         07/01/12                    258,750
  140   WII Components, Inc.                                                    10.000         02/15/12                    136,500
                                                                                                                -------------------
                                                                                                                         3,315,839
                                                                                                                -------------------

        INFORMATION TECHNOLOGY    4.3%
  335   Iron Mountain, Inc.                                                      7.750         01/15/15                    356,775
  570   Iron Mountain, Inc.                                                      8.625         04/01/13                    621,300
  590   Xerox Corp.                                                              7.125         06/15/10                    632,775
                                                                                                                -------------------
                                                                                                                         1,610,850
                                                                                                                -------------------

        MANUFACTURING    5.2%
  115   Flowserve Corp.                                                         12.250         08/15/10                    130,525
  395   Johnsondiversey, Inc.                                                    9.625         05/15/12                    444,375
  500   Manitowoc, Inc.                                                         10.500         08/01/12                    578,750
  755   Trimas Corp.                                                             9.875         06/15/12                    787,088
                                                                                                                -------------------
                                                                                                                         1,940,738
                                                                                                                -------------------

        METALS    2.8%
  150   Doe Run Resources Corp. (Acquired 02/15/01, Cost $131,859)(f)(g)(h)     11.750         11/01/08                    128,475
  105   Foundation PA Coal Co., 144A - Private Placement (a)                     7.250         08/01/14                    112,088
  155   General Cable Corp.                                                      9.500         11/15/10                    172,825
  325   UCAR Finance, Inc.                                                      10.250         02/15/12                    373,750
  248   United States Steel Corp.                                                9.750         05/15/10                    285,200
                                                                                                                -------------------
                                                                                                                         1,072,338
                                                                                                                -------------------

        RETAIL    1.7%
   66   Big 5 Corp.                                                             10.875         11/15/07                     68,063
  215   General Nutrition Centers, Inc.                                          8.500         12/01/10                    220,913
  315   Petro Stopping Center Financial                                          9.000         02/15/12                    335,475
                                                                                                                -------------------
                                                                                                                           624,451
                                                                                                                -------------------

        SERVICES    7.4%
1,140   Allied Waste North America, Inc.                                         8.875         04/01/08                  1,242,600
  380   Buhrmann US, Inc., 144A - Private Placement (a)                          8.250         07/01/14                    381,900



  295   MSW Energy Holdings II LLC                                               7.375         09/01/10                    311,225
   65   MSW Energy Holdings LLC                                                  8.500         09/01/10                     71,500
  295   United Rentals North America, Inc.                                       6.500         02/15/12                    285,413
  540   United Rentals North America, Inc.                                       7.750         11/15/13                    508,950
                                                                                                                -------------------
                                                                                                                         2,801,588
                                                                                                                -------------------

        TELECOMMUNICATIONS    6.3%
  450   Axtel SA (Mexico)                                                       11.000         12/15/13                    463,500
  640   Cincinnati Bell, Inc.                                                    7.250         07/15/13                    619,200
  220   Exodus Communications, Inc. (d) (e) (f)                                 11.250         07/01/08                          0
  320   Qwest Communications International, Inc., 144A - Private Placement (a)
        (b)                                                                      5.211         02/15/09                    306,400
  525   Qwest Corp.                                                              6.625         09/15/05                    542,063
  425   Qwest Corp., 144A - Private Placement (a)                                7.875         09/01/11                    443,063
                                                                                                                -------------------
                                                                                                                         2,374,226
                                                                                                                -------------------

        TRANSPORTATION    7.1%
  335   AutoNation, Inc.                                                         9.000         08/01/08                    386,925
  435   Laidlaw International, Inc.                                             10.750         06/15/11                    498,619
  795   Sonic Automotive, Inc.                                                   8.625         08/15/13                    844,688
  820   TRW Automotive, Inc.                                                     9.375         02/15/13                    940,950
                                                                                                                -------------------
                                                                                                                         2,671,182
                                                                                                                -------------------

        UTILITY    12.1%
  365   AES Corp.                                                                7.750         03/01/14                    378,688
   18   AES Corp.                                                                8.875         02/15/11                     20,115
   54   AES Corp.                                                                9.375         09/15/10                     61,088
  530   Calpine Corp., 144A - Private Placement (a)                              8.500         07/15/10                    408,100
   50   CMS Energy Corp.                                                         7.500         01/15/09                     52,625
  295   CMS Energy Corp.                                                         8.500         04/15/11                    323,025
  405   Dynegy Holdings, Inc.                                                    6.875         04/01/11                    387,788
  295   Dynegy Holdings, Inc., 144A - Private Placement (a)                      9.875         07/15/10                    334,825
  170   IPALCO Enterprises, Inc.                                                 8.625         11/14/11                    192,950
  350   Monongahela Power Co.                                                    5.000         10/01/06                    363,891
  360   Nevada Power Co.                                                         9.000         08/15/13                    415,800
  220   Nevada Power Co.                                                         8.250         06/01/11                    247,500
  300   PSEG Energy Holdings, Inc.                                               7.750         04/16/07                    321,750
  145   Southern Natural Gas Co.                                                 8.875         03/15/10                    163,850
  580   TNP Enterprises, Inc.                                                   10.250         04/01/10                    626,400
  200   Transcontinental Gas Pipe Line Corp.                                     8.875         07/15/12                    244,250
                                                                                                                -------------------
                                                                                                                         4,542,645
                                                                                                                -------------------

        WIRELESS COMMUNICATIONS    5.4%
  435   Centennial Communications, 144A - Private Placement (a)                  8.125         02/01/14                    417,056
  950   Nextel Communications, Inc.                                              6.875         10/31/13                    992,750
  185   Rural Cellular Corp., 144A - Private Placement (a) (b)                   6.380         03/15/10                    189,163
  425   Rural Cellular Corp., 144A - Private Placement (a)                       8.250         03/15/12                    434,563
                                                                                                                -------------------
                                                                                                                         2,033,532
                                                                                                                -------------------

TOTAL CORPORATE BONDS    170.2%                                                                                         64,010,238
                                                                                                                -------------------


DESCRIPTION                                                                                                           VALUE
EQUITIES    0.6%
        DecisionOne Corp. (2,450 common shares) (f) (i)                                                                          0
        DecisionOne Corp. (5,386 common stock warrants) (f) (i)                                                                  0
        Doe Run Resources Corp. (1 common stock warrant) (f) (i)                                                                 0
        HCI Direct, Inc. (30,357 common shares) (f) (i)                                                                    236,784
        Hosiery Corp. of America, Inc. (500 common shares) (f)(i)                                                                0
        VS Holdings, Inc. (8,891 common shares) (f) (i)                                                                      1,660
                                                                                                                -------------------

TOTAL EQUITIES    0.6%                                                                                                     238,444
                                                                                                                -------------------

TOTAL LONG-TERM INVESTMENTS    170.8%
   (Cost $63,662,255)                                                                                                   64,248,682

REPURCHASE AGREEMENT    3.6%
        State Street Bank & Trust Co. ($1,357,000 par
        collateralized by U.S. Government obligations in a
        pooled cash account, interest rate of 1.82%, dated
        09/30/04, to be sold on 10/01/04 at $1,357,069)                                                                  1,357,000
                                                                                                                -------------------
         (Cost $1,357,000)

TOTAL INVESTMENTS    174.4%
   (Cost $65,019,255)                                                                                                   65,605,682

LIABILITIES IN EXCESS OF OTHER ASSETS    (0.5%)                                                                           (162,583)

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (73.9%)                                                          (27,828,317)
                                                                                                                -------------------

NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                                                       $37,614,782
                                                                                                                ===================


        Percentages are calculated as a percentage of net assets applicable to common shares.

(a) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
(b) Variable rate security. Interest rate shown is that in effect at September 30, 2004.
(c)     Security purchased on a when-issued or delayed delivery basis.
(d)     Non-income producing as security is in default.
(e) This borrower has filed for protection in federal bankruptcy court.

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen High Income Trust II

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 19, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 19, 2004


By: /s/ James M. Dykas
    ------------------
Name: James M. Dykas
Title: Principal Financial Officer
Date: November 19, 2004